SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3.           SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Company included aggregate amounts of $3,418 and $2,431 at December 31, 2020 and 2021, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, accounts receivable and amounts due from related parties. The Company places their cash, cash equivalents, restricted cash with financial institutions with high-credit ratings and quality.

There were no customers that accounted for 10% or more of total revenue for the years ended December 31, 2019, 2020 and 2021.

No customers accounted for 10% or more of the balance of accounts receivable as of December 31, 2020 and 2021.

Amount due from Kaixin accounted for 83.8% of the balance of amount due from related party as of December 31, 2021 and no related parties accounted for 10% or more of the balance of amount due from related party as of December 31, 2020.

The Company provided full provision of amount due from Kaixin for the year ended December 31, 2021, as the Company concludes the possibility of Kaixin paying the loans is remote.